As filed with the Securities and Exchange Commission on January 29, 2009
Securities Act File No. 2-49007
Investment Company Act File No. 811-2405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☑

and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 42	☑

(Check appropriate box or boxes)

BlackRock Balanced Capital Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices)
(800) 441-7762
(Registrant’s telephone number, including Area Code)

Donald C. Burke
BlackRock Balanced Capital Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Willkie Farr & Gallagher llp 787 Seventh Avenue New York, New York 10019-6099 Attention: Joel H. Goldberg, Esq.	Howard B. Surloff, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.10 per share.
Master Bond LLC and Master Large Cap Series LLC have also executed this registration statement.

This Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 2-49007) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 28, 2009, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated January 28, 2009, were previously filed in connection with Post-Effective No. 53 to the Registration Statement, and are incorporated herein by reference.
This Post-Effective Amendment No. 54 to the Registration Statement is being filed to incorporate an exhibit into the Registration Statement.

PART C. OTHER INFORMATION
Item 23. Exhibits.

Exhibit
Number		Description
1 (a)	—	Articles of Incorporation of Registrant, dated July 29, 1987.(a)

(b)	—	Articles of Amendment, dated October 3, 1988, to Articles of Incorporation of Registrant.(a)

(c)	—	Articles of Merger between Merrill Lynch Capital Fund, Inc. and Merrill Lynch New Capital Fund, Inc., dated July 29, 1988.(a)

(d)	—	Articles of Amendment, dated May 27, 1988, to Articles of Incorporation of Registrant.(a)

(e)	—	Articles Supplementary, dated October 3, 1988, to Articles of Incorporation of Registrant.(v)

(f)	—	Articles Supplementary, dated November 15, 1991, to Articles of Incorporation of Registrant.(v)

(g)	—	Articles of Amendment, dated October 17, 1994, to Articles of Incorporation of Registrant.(b)

(h)	—	Articles Supplementary, dated October 17, 1994, to Articles of Incorporation of Registrant.(b)

(i)	—	Articles Supplementary, dated March 17, 1995, to Articles of Incorporation of Registrant.(b)

(j)	—	Articles Supplementary, dated September 16, 1996, to Articles of Incorporation of Registrant.(v)

(k)	—	Articles Supplementary, dated November 4, 1998, to Articles of Incorporation of Registrant.(c)

(l)	—	Articles of Amendment, dated May 2, 2000, to Articles of Incorporation of Registrant.(i)

(m)	—	Articles of Amendment, dated June 26, 2001, to Articles of Incorporation of Registrant.(v)

(n)	—	Articles Supplementary, dated December 9, 2002, Increasing the Authorized Capital Stock of Registrant and Creating an Additional Class of Common Stock.(p)

(o)	—	Articles of Amendment, dated March 21, 2003 redesignating certain classes of common stock.(d)

(p)	—	Form of Articles of Amendment Reclassifying Shares of Authorized Stock.(x)

(q)	—	Form of Articles of Amendment changing the name of Registrant to BlackRock Balanced Capital Fund, Inc.(x)

2	—	Amended and Restated By-Laws of Registrant dated as of December 9, 2008 (to be filed by amendment).

3	—	Portions of the Articles of Incorporation, as amended, and By-Laws of Registrant defining the rights of holders of shares of common stock of Registrant.(e)

4 (a)	—	Form of Management Agreement between Registrant and BlackRock Advisors, LLC (the “Manager”).(x)

(b)	—	Form of Fee Waiver Agreement between Registrant and Manager.(x)

(c)	—	Form of Sub-Advisory Agreement between Manager and BlackRock Investment Management, LLC.(x)

5	—	Form of Distribution Agreement between Registrant and BlackRock Investments, Inc. (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)

6	—	None.

7	—	Form of Custodian Agreement between Registrant and The Bank of New York.(m)

8 (a)	—	Form of Transfer Agency Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc.(r)

(b)	—	Agreement and Plan of Reorganization between Merrill Lynch Capital Fund, Inc. and Merrill Lynch New Capital Fund, Inc.(a)

Exhibit
Number		Description
(c)(1)	—	Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(g)

(c)(2)	—	Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 19, 2008, relating to the Credit Agreement, dated as of November 17, 2007. (h)

(d)	—	Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(j)

(e)	—	Agreement and Plan of Reorganization between Registrant and Merrill Lynch Convertible Fund, Inc.(k)

(f)	—	Form of Securities Lending Agency Agreement between Registrant and QA Advisers, LLC (now BlackRock Investment Management, LLC), dated August 10, 2001.(o)

9	—	Opinion and Consent of Brown & Wood LLP, counsel to Registrant.(c)

10	—	(a) Consent of Deloitte & Touche, LLP, independent registered public accounting firm for Registrant, Master Bond LLC and Master Large Cap Series LLC (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of the Registrant (File No. 2-49007) filed on January 29, 2009.)

11	—	None.

12	—	None.

13 (a)	—	Form of Investor A Distribution Plan (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)

(b)	—	Form of Investor B Distribution Plan (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)

(c)	—	Form of Investor C Distribution Plan (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)

(d)	—	Form of Class R Distribution Plan (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 22, 2008.)

14	—	Revised Select Pricing System Plan pursuant to Rule 18f-3.(f)

15	—	Code of Ethics.(s)

16 (a)	—	Power of Attorney for Registrant and Master Bond LLC.(w)

(b)	—	Power of Attorney for Master Large Cap Series LLC.(*)

(a)	Refiled on July 27, 1995, as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 2-49007), (the “Registration Statement”) pursuant to the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) phase-in requirements.

(b)	Filed on July 27, 1995 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement.

(c)	Filed on May 26, 1999 as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement.

(d)	Filed on July 25, 2003 as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement.

(e)	Reference is made to Article IV, Article V (Sections 3, 5, 6 and 7), Articles VI, VII and IX of the Registrant’s Articles of Incorporation, as filed as Exhibit 1 to the Registration Statement and to Article II, Article III (Sections 1, 3, 5, and 6), Articles VI, VII, XIII and XIV of the Registrant’s By-Laws, filed as Exhibit 2 to the Registration Statement.

(f)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.

(g)	Filed on December 17, 2007 as an Exhibit to Post-Effective Amendment No. 14 to the BlackRock Global Growth Fund, Inc.’s Registration Statement.

(h)	Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc., (File No. 33-47875) filed on December 22, 2008.

(i)	Filed on June 30, 2000 as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement.

(j)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(k)	Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File No. 333-40436) filed on August 11, 2000.

(l)	Incorporated by reference to Exhibit 8(c)(5) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329) filed on January 14, 2005.

(m)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 of the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 33-53887), filed on March 21, 2002

(n)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.

(o)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(p)	Filed on December 23, 2002 as Exhibit 1(n) to Post-Effective Amendment No. 41 to the Registration Statement.

(q)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.

(r)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452), filed on April 23, 2007.

(s)	Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.

(t)	Filed on January 21, 2005 as Exhibit 2 to Post-Effective Amendment No. 46 to the Registration Statement.

(u)	Incorporated by reference to Exhibit 8(b)(6) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Merrill Lynch U.S. Government Fund (File No. 2-92366) filed on December 21, 2005.

(v)	Filed on July 6, 2001 as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement.

(w)	Incorporated by reference to Exhibit 99(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592 ) filed on November 15, 2007.

(x)	Filed on September 25, 2006 as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement.

(y)	Incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875) filed on December 31, 2006.

(*)	Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant.
     As of January 14, 2009, the Registrant owns 16.59% of the Master Total Return Portfolio of Master Bond LLC, a Delaware Limited Liability Company. The Registrant is not controlled by and is not under common control with any other person.
Item 25. Indemnification.
     Reference is made to Article VI of Registrant’s Articles of Incorporation, Sections 1, 2, 3, 4, and 5 of Article IV of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.
Article IV, Section 1 of the Registrant’s Bylaws provides:
     Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.
Article IV, Section 2 of the Registrant’s Bylaws further provides:
     Section 2. Mandatory Indemnification.
     (a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service, except with respect to any matter as to which such person shall not have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which such person shall have had reasonable cause to believe that the conduct was unlawful; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.
     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.
     (c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.
     (d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written affirmation by the Indemnitee of the Indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.
     (e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.
     (f) Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.
     (g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.
Article IV, Section 3 of the Registrant’s Bylaws further provides:
     Section 3. Good Faith Defined; Reliance on Experts. For purposes of any determination under this Article IV, a person shall be deemed to have acted in good faith and in a manner such person reasonably believed to be in the best interests of the Fund, or, with respect to any criminal action or proceeding, to have had no reasonable cause to believe such person’s conduct was unlawful, if such person’s action is based on the records or books of account of the Fund, or on information supplied to such person by the officers of the Fund in the course of their duties, or on the advice of legal counsel for the Fund or on information or records given or reports made to the Fund by an independent certified public accountant or by an appraiser or other expert or agent selected with reasonable care by the Fund. The provisions of this Article IV Section 3 shall not be deemed to be exclusive or to limit in any way the circumstances in which a person may be deemed to have met the applicable standard of conduct set forth in this Article IV. Each Director and officer or employee of the Fund shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Fund, upon an opinion of counsel, or upon reports made to the Fund by any of the Fund’s officers or employees or by any advisor, administrator, manager, distributor, dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Directors, officers or employees of the Fund, regardless of whether such counsel or expert may also be a Director.
Article IV, Section 4 of the Registrant’s Bylaws further provides:
     Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.
Article IV, Section 5 of the Registrant’s Bylaws further provides:
     Section 5. Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.
     In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.
     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser.
     (a) BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).
     (b) BlackRock Investment Management, LLC (“BIM”) is an indirect, wholly owned subsidiary of BlackRock, Inc. BIM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 27. Principal Underwriters.
          (a) BlackRock Investments, Inc. (“BII”) acts as the principal underwriter or the placement agent for each of the following open-end investment companies, including the Registrant:

BlackRock Balanced Capital Fund, Inc.	BlackRock Principal Protected Trust
BlackRock Basic Value Fund, Inc.	BlackRock Series Fund, Inc.
BlackRock Bond Allocation Target Shares	BlackRock Series, Inc.
BlackRock Bond Fund, Inc.	BlackRock Short-Term Bond Series, Inc.
BlackRock California Municipal Series Trust	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Equity Dividend Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock EuroFund	BlackRock Variable Series Funds, Inc.
BlackRock Financial Institutions Series Trust	BlackRock World Income Fund, Inc.
BlackRock Focus Growth Fund, Inc.	CMA Government Securities Fund
BlackRock Focus Value Fund, Inc.	CMA Money Fund
BlackRock Fundamental Growth Fund, Inc.	CMA Multi-State Municipal Series Trust
BlackRock Funds	CMA Tax-Exempt Fund
BlackRock Funds II	CMA Treasury Fund
BlackRock Global Allocation Fund, Inc.	FDP Series, Inc.
BlackRock Global Dynamic Equity Fund	Global Financial Services Master LLC
BlackRock Global Emerging Markets Fund, Inc.	Managed Account Series
BlackRock Global Financial Services Fund, Inc.	Master Basic Value LLC
BlackRock Global Growth Fund., Inc.	Master Bond LLC
BlackRock Global SmallCap Fund, Inc.	Master Focus Growth LLC
BlackRock Global Value Fund, Inc.	Master Institutional Money Market LLC
BlackRock Healthcare Fund, Inc.	Master Large Cap Series LLC
BlackRock Index Funds, Inc.	Master Value Opportunities LLC
BlackRock International Value Trust	Merrill Lynch Funds for Institutions Series
BlackRock Large Cap Series Funds, Inc.	Merrill Lynch Ready Assets Trust
BlackRock Latin America Fund, Inc.	Merrill Lynch Retirement Series Trust
BlackRock Liquidity Funds	Merrill Lynch U.S.A. Government Reserves
BlackRock Master LLC	Merrill Lynch U.S. Treasury Money Fund
BlackRock Mid Cap Value Opportunities Series, Inc.	Quantitative Master Series LLC
BlackRock Multi-State Municipal Series Trust	Short-Term Master LLC
BlackRock Municipal Bond Fund, Inc.	WCMA Government Securities Fund
BlackRock Municipal Series Trust	WCMA Money Fund
BlackRock Natural Resources Trust	WCMA Tax-Exempt Fund
BlackRock Pacific Fund, Inc.	WCMA Treasury Fund
     BII also acts as the principal underwriter for each of the following closed-end registered investment companies:

BlackRock Multi-Strategy Hedge Advantage	BlackRock Senior Floating Rate Fund, Inc.
BlackRock Multi-Strategy Hedge Opportunities LLC	BlackRock Senior Floating Rate Fund II, Inc.
     On October 1, 2008, BII replaced BlackRock Distributors, Inc. and FAM Distributors, Inc. as principal underwriter for each of the open-end and closed-end registered investment companies mentioned above, including the Registrant.

     (b) Set forth below is information concerning each director and officer of BII. The principal business address of each such person is 40 East 52nd Street, New York, New York 10022.

	Position(s) and	Position(s) and
Name	Office(s) with BII	Office(s) with Registrant
Laurence Fink	Chairman and Director	Director
Barbara Novick	Chief Executive Officer	None
John Moran	President and Managing Director	None
Anne Ackerley	Managing Director	Vice President
Donald Burke	Managing Director	President, Chief Executive Officer
Robert Connolly	General Counsel, Secretary and Managing Director	None
Paul Greenberg	Treasurer, Chief Financial Officer and Managing Director	None
Francis Porcelli	Managing Director	None
Steven Hurwitz	Chief Compliance Officer, Assistant Secretary and Director	None
John Blevins	Assistant Secretary and Director	None
Robert Kapito	Director	None
Daniel Waltcher	Director	None
     (c) Not applicable.
Item 28. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:
(a)	Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b)	BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(c)	BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 and FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to their functions as previous distributors).

(d)	BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as sub-adviser).

(e)	BlackRock Investments, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(f)	PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(g)	State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540 (records relating to function as Accounting Services Provider).

(h)	Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to function as Custodian).

Item 29. Management Services.
     Other than as set forth under the caption “Management of the Fund — BlackRock” in the Prospectus constituting Part A of the Registration Statement and under Part II “Management and Advisory Arrangements” and Part II “Management and Other Service Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.
Item 30. Undertakings.
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 29th day of January, 2009.

BlackRock Balanced Capital Fund, Inc. (Registrant)
By:	/s/ DONALD C. BURKE
(Donald C. Burke,
President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ DONALD C. BURKE (Donald C. Burke)	President and Chief Executive Officer (Principal Executive Officer)	January 29, 2009
/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 29, 2009
JAMES H. BODURTHA* (James H. Bodurtha)	Director
BRUCE R. BOND* (Bruce R. Bond)	Director
DONALD W. BURTON* (Donald W. Burton)	Director
STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director
KENNETH A. FROOT* (Kenneth A. Froot)	Director
ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

Signature	Title	Date
JOHN F. O’BRIEN* (John F. O’Brien)	Director
ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director
JEAN MARGO REID* (Jean Margo Reid)	Director
DAVID H. WALSH* (David H. Walsh)	Director
FRED G. WEISS* (Fred G. Weiss)	Director
RICHARD R. WEST* (Richard R. West)	Director
RICHARD S. DAVIS* (Richard S. Davis)	Director
LAURENCE D. FINK* (Laurence D. Fink)	Director
HENRY GABBAY* (Henry Gabbay)	Director
*By:/s/ DONALD C. BURKE Donald C. Burke (Attorney-In-Fact)		January 29, 2009

SIGNATURES
     Master Bond LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 29th day of January, 2009.

Master Bond LLC (Registrant)
By:	/s/ DONALD C. BURKE
(Donald C. Burke,
President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DONALD C. BURKE (Donald C. Burke)	President and Chief Executive Officer (Principal Executive Officer)	January 29, 2009
/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 29, 2009
JAMES H. BODURTHA* (James H. Bodurtha)	Director
BRUCE R. BOND* (Bruce R. Bond)	Director
DONALD W. BURTON* (Donald W. Burton)	Director
STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director
KENNETH A. FROOT* (Kenneth A. Froot)	Director
ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director
JOHN F. O’BRIEN* (John F. O’Brien)	Director

Signature	Title	Date
ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director
JEAN MARGO REID* (Jean Margo Reid)	Director
DAVID H. WALSH* (David H. Walsh)	Director
FRED G. WEISS* (Fred G. Weiss)	Director
RICHARD R. WEST* (Richard R. West)	Director
RICHARD S. DAVIS* (Richard S. Davis)	Director
LAURENCE D. FINK* (Laurence D. Fink)	Director
HENRY GABBAY* (Henry Gabbay)	Director
*By:/s/ DONALD C. BURKE Donald C. Burke (Attorney-In-Fact)		January 29, 2009

     Master Large Cap Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 29th day of January, 2009.

MASTER LARGE CAP SERIES LLC (Registrant)

By:	/s/ DONALD C. BURKE
(Donald C. Burke,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DONALD C. BURKE (Donald C. Burke)	President and Chief Executive Officer (Principal Executive Officer)	January 29, 2009

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 29, 2009
DAVID O. BEIM* (David O. Beim)	Director
RONALD W. FORBES* (Ronald W. Forbes)	Director

Signature	Title	Date

DR. MATINA HORNER* (Dr. Matina Horner)	Director
RODNEY D. JOHNSON* (Rodney D. Johnson)	Director
HERBERT I. LONDON* (Herbert I. London)	Director
CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director
JOSEPH P. PLATT, JR.* (Joseph P. Platt, Jr.)	Director
ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director
TOBY ROSENBLATT* (Toby Rosenblatt)	Director
KENNETH L. URISH* (Kenneth L. Urish)	Director
FREDERICK W. WINTER* (Frederick W. Winter)	Director
RICHARD S. DAVIS* (Richard S. Davis)	Director
HENRY GABBAY* (Henry Gabbay)	Director

*By:	/s/ DONALD C. BURKE Donald C. Burke (Attorney-In-Fact)	January 29, 2009

EXHIBIT INDEX

Exhibit
Numbers		Description

16(b)	—	Power of Attorney for Master Large Cap Series LLC.